Taxes (Details) - Schedule of reconciles the Japan statutory rate to the company’s effective tax rates		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciles the Japan Statutory Rate to the Company Effective Tax Rates [Abstract]
Japanese statutory income tax rate		30.60%	34.00%	34.00%
Non-deductible expenses		(1.20%)	1.70%	0.60%
Non-taxable income			(2.20%)	(4.20%)
Tax rate difference in non-Japan subsidiaries		(1.60%)	0.10%	1.30%
Change in valuation allowance		(5.90%)	0.50%
Effect of additional consumption tax charge from tax examination	[1]	(30.80%)
Others		(0.80%)	(1.20%)	2.10%
Subtotal		(9.70%)	32.90%	33.80%
Undistributed retained earnings tax	[2]		3.40%	6.20%
Effective tax rate		(9.70%)	36.30%	40.00%

[1]	This pertains to the tax effect resulted from the consumption tax examination (See note (c)–- tax payable).
[2]	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subjected to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s share capital exceeds ¥100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.